Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

The estimated useful lives of property, plant and equipment for current and comparative years are as follows:

IT equipment	2 to 5 years
Furniture and fixtures	7-10 years
Vehicles	5 years
Leasehold improvements	1 to 8 years

Schedule of estimated useful lives of intangible assets	The estimated useful lives are as follows:
Network software	5 years
Internally developed software	3 years
Customer relationship	6 - 8 years
Non-compete agreement	5 years
Brands	1 - 2 years